DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 87	$ 920
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	0	0
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	87	920
Derivatives designated as hedging instruments [Member] | Currency forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ 0	$ 0